John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 99.4%		$1,022,481,525
(Cost $781,381,591)
Communication services 0.8%		8,661,050
Diversified telecommunication services 0.3%
KT Corp.	42,265	1,145,433
Nippon Telegraph & Telephone Corp.	2,570,525	2,430,697
Wireless telecommunication services 0.5%
KDDI Corp.	91,500	2,423,973
SK Telecom Company, Ltd.	71,268	2,660,947
Consumer discretionary 1.5%		15,363,508
Hotels, restaurants and leisure 0.9%
Accor SA	45,552	1,863,943
Hyatt Hotels Corp., Class A	20,207	3,069,847
Marriott International, Inc., Class A	13,207	3,193,056
Melia Hotels International SA (A)	120,012	985,396
Household durables 0.6%
Bellway PLC	42,847	1,364,278
Kaufman & Broad SA	22,556	619,831
Sekisui House, Ltd.	118,900	2,642,576
The Berkeley Group Holdings PLC	28,117	1,624,581
Consumer staples 0.1%		835,629
Consumer staples distribution and retail 0.1%
Alimentation Couche-Tard, Inc.	14,891	835,629
Energy 34.9%		358,598,343
Energy equipment and services 2.6%
Aker Solutions ASA	131,490	544,884
Baker Hughes Company	70,878	2,492,779
ChampionX Corp.	33,453	1,110,974
Enerflex, Ltd.	179,088	966,097
Halliburton Company	177,703	6,002,807
Helmerich & Payne, Inc.	38,011	1,373,718
Noble Corp. PLC	36,581	1,633,342
Patterson-UTI Energy, Inc.	155,809	1,614,181
Schlumberger, Ltd.	199,587	9,416,515
TechnipFMC PLC	69,878	1,827,310
Oil, gas and consumable fuels 32.3%
Advantage Energy, Ltd. (A)	205,783	1,561,367
Aker BP ASA	71,919	1,837,723
Antero Resources Corp. (A)	52,633	1,717,415
ARC Resources, Ltd.	140,139	2,500,488
BP PLC	2,325,747	14,002,744
Cameco Corp.	177,070	8,712,095
Canadian Natural Resources, Ltd.	561,572	20,003,219
Cenovus Energy, Inc.	718,421	14,121,078
Cheniere Energy, Inc.	11,226	1,962,642
Chevron Corp.	139,337	21,795,094
Chord Energy Corp.	11,200	1,878,016
ConocoPhillips	134,296	15,360,776
Coterra Energy, Inc.	168,225	4,486,561
Devon Energy Corp.	95,409	4,522,387
Diamondback Energy, Inc.	31,571	6,320,198
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	44,842	$1,595,927
Encore Energy Corp. (A)(B)	75,000	295,500
Energy Fuels, Inc. (A)(B)	75,880	459,812
EOG Resources, Inc.	70,652	8,892,967
EQT Corp.	198,230	7,330,545
Equinor ASA	200,728	5,749,616
Exxon Mobil Corp.	309,169	35,591,522
Fission Uranium Corp. (A)	250,000	219,290
Galp Energia SGPS SA	250,764	5,296,360
Hess Corp.	25,649	3,783,740
Imperial Oil, Ltd.	65,537	4,468,617
Kelt Exploration, Ltd. (A)	328,958	1,531,715
Keyera Corp.	107,999	2,991,179
Marathon Petroleum Corp.	59,220	10,273,486
MEG Energy Corp. (A)	174,130	3,725,584
Neste OYJ	29,733	530,570
NexGen Energy, Ltd. (A)	420,219	2,930,368
NuVista Energy, Ltd. (A)	159,856	1,661,600
Occidental Petroleum Corp.	115,756	7,296,101
ONEOK, Inc. (B)	16,298	1,329,102
Pembina Pipeline Corp.	132,969	4,933,669
Permian Resources Corp.	35,161	567,850
Phillips 66	53,405	7,539,184
Shell PLC	771,451	27,670,290
Suncor Energy, Inc.	410,127	15,634,021
Targa Resources Corp.	38,692	4,982,756
TC Energy Corp. (B)	53,545	2,029,782
The Williams Companies, Inc.	213,329	9,066,483
Topaz Energy Corp.	43,822	768,779
TotalEnergies SE	240,868	16,127,027
Tourmaline Oil Corp.	74,650	3,385,865
Uranium Royalty Corp. (A)(B)	125,000	281,250
Valero Energy Corp.	59,689	9,356,848
Var Energi ASA	374,224	1,326,104
Woodside Energy Group, Ltd., ADR (B)	64,350	1,210,424
Financials 0.3%		2,855,736
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (A)	7,020	2,855,736
Health care 0.3%		3,323,915
Health care providers and services 0.3%
Brookdale Senior Living, Inc. (A)	486,664	3,323,915
Industrials 2.3%		23,590,398
Construction and engineering 0.5%
SHO-BOND Holdings Company, Ltd.	49,500	1,774,036
Vinci SA	34,934	3,682,198
WillScot Mobile Mini Holdings Corp. (A)	1,914	72,043
Electrical equipment 0.5%
Array Technologies, Inc. (A)	82,516	846,614
Sunrun, Inc. (A)	93,634	1,110,499
Vestas Wind Systems A/S (A)	117,282	2,719,531
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Ground transportation 0.3%
Canadian National Railway Company	25,734	$3,040,940
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	377,932	1,802,765
Keppel, Ltd.	399,915	1,900,999
Machinery 0.1%
Chart Industries, Inc. (A)(B)	6,332	913,961
Trading companies and distributors 0.0%
Yellow Cake PLC (A)(C)	65,000	477,607
Transportation infrastructure 0.5%
Aena SME SA (C)	20,055	4,061,083
Shanghai International Airport Company, Ltd., Class A (A)	268,000	1,188,122
Information technology 1.1%		11,238,610
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	6,530	710,203
IT services 0.1%
NEXTDC, Ltd. (A)	61,481	717,784
Semiconductors and semiconductor equipment 0.9%
AIXTRON SE	16,172	317,295
Analog Devices, Inc.	3,146	718,106
Enphase Energy, Inc. (A)	21,170	2,110,861
First Solar, Inc. (A)	8,849	1,995,096
ON Semiconductor Corp. (A)	26,966	1,848,519
Power Integrations, Inc.	24,957	1,751,732
SolarEdge Technologies, Inc. (A)	16,050	405,423
Wolfspeed, Inc. (A)(B)	29,156	663,591
Materials 17.3%		178,288,874
Chemicals 0.5%
Air Liquide SA	3,470	598,879
Albemarle Corp. (B)	4,864	464,609
Arcadium Lithium PLC (A)	29,900	100,464
Dow, Inc.	11,250	596,813
DuPont de Nemours, Inc.	11,729	944,067
LyondellBasell Industries NV, Class A	5,371	513,790
NanoXplore, Inc. (A)(B)	163,400	295,017
Nutrien, Ltd.	17,550	893,504
Nutrien, Ltd. (New York Stock Exchange) (B)	6,505	331,170
Containers and packaging 0.1%
Smurfit Kappa Group PLC (London Stock Exchange) (B)	31,700	1,411,568
Metals and mining 16.4%
Agnico Eagle Mines, Ltd. (B)	179,748	11,756,771
Agnico Eagle Mines, Ltd. (New York Stock Exchange)	4,978	325,561
Alamos Gold, Inc., Class A	219,795	3,447,828
Alcoa Corp.	92,866	3,694,209
Altius Minerals Corp.	35,556	550,734
Anglo American PLC	42,042	1,328,543
AngloGold Ashanti PLC	25,209	633,502
Antofagasta PLC	5,457	145,025
Arch Resources, Inc.	5,015	763,433
Artemis Gold, Inc. (A)	208,171	1,494,272
Aya Gold & Silver, Inc. (A)(B)	93,608	929,203
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
B2Gold Corp.	416,209	$1,116,543
Barrick Gold Corp.	416,483	6,947,218
BHP Group, Ltd., ADR (B)	212,065	12,106,791
Boliden AB	26,948	866,670
Calibre Mining Corp. (A)(B)	643,931	847,247
Canada Nickel Company, Inc. (A)	767,500	695,662
Capstone Copper Corp. (A)	816,517	5,789,419
Champion Iron, Ltd. (B)	677,791	2,903,297
Constellium SE (A)	104,350	1,966,998
Endeavour Mining PLC	114,928	2,427,849
ERO Copper Corp. (A)(B)	178,357	3,812,111
Filo Corp. (A)(B)	88,500	1,622,441
First Quantum Minerals, Ltd.	289,845	3,807,255
Foran Mining Corp. (A)	230,800	661,333
Franco-Nevada Corp.	19,225	2,279,372
Freeport-McMoRan, Inc.	360,613	17,525,792
Glencore PLC	157,499	896,209
Gold Fields, Ltd., ADR	72,444	1,079,416
Hudbay Minerals, Inc.	497,609	4,503,051
IGO, Ltd.	166,000	621,383
Iluka Resources, Ltd.	88,375	383,784
Ivanhoe Electric, Inc. (A)(B)	96,020	900,668
Ivanhoe Mines, Ltd., Class A (A)	435,135	5,613,927
K92 Mining, Inc. (A)	194,220	1,114,453
Karora Resources, Inc. (A)(B)	497,745	2,168,459
Kinross Gold Corp. (B)	743,694	6,191,787
Latin Resources, Ltd. (A)	1,750,000	198,400
Lithium Americas Argentina Corp. (A)(B)	43,300	137,998
Lithium Americas Corp. (A)(B)	78,300	208,334
Lucara Diamond Corp. (A)(B)	420,070	101,329
Lundin Gold, Inc.	64,997	960,191
Lundin Mining Corp.	286,869	3,193,608
MAG Silver Corp. (A)	50,360	588,248
Nevada Copper Corp. (A)(B)(D)	265,550	5,823
Newmont Corp. (B)	119,854	5,018,287
Nickel 28 Capital Corp. (A)	356,691	185,118
Norsk Hydro ASA	308,264	1,921,867
Nouveau Monde Graphite, Inc. (A)(B)	87,617	164,282
Nucor Corp.	4,671	738,392
OceanaGold Corp.	641,106	1,471,491
Osisko Mining, Inc. (A)	306,234	640,203
Pan American Silver Corp.	151,916	3,019,331
Pan American Silver Corp., CVR (A)	83,300	38,535
Piedmont Lithium, Inc. (A)(B)	34,850	347,803
Rio Tinto PLC, ADR (B)	119,252	7,862,284
Sandstorm Gold, Ltd.	25,544	138,918
Seabridge Gold, Inc. (A)	36,388	498,152
Sierra Rutile Holdings, Ltd. (A)	98,000	8,543
Sigma Lithium Corp. (A)(B)	37,150	447,522
SilverCrest Metals, Inc. (A)	123,180	1,006,654
Skeena Resources, Ltd. (A)(B)	264,000	1,416,439
SolGold PLC (A)(B)	2,544,000	278,937
South32, Ltd.	410,666	996,313
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	4,886	$526,418
Steel Dynamics, Inc.	4,189	542,476
Stornoway Diamond Corp. (A)(D)	3,062,000	0
Talon Metals Corp. (A)	5,192,000	512,350
Teck Resources, Ltd., Class B	200,085	9,588,518
Torex Gold Resources, Inc. (A)	20,837	322,901
Trilogy Metals, Inc. (A)	645,452	330,263
Triple Flag Precious Metals Corp. (A)(B)	107,031	1,658,981
U.S. Steel Corp.	6,156	232,697
Vale SA, ADR	71,152	794,768
Warrior Met Coal, Inc.	17,994	1,129,483
Wesdome Gold Mines, Ltd. (A)	107,589	866,657
Wheaton Precious Metals Corp.	129,301	6,779,548
Paper and forest products 0.3%
Canfor Corp. (A)	28,525	302,546
Interfor Corp. (A)	85,844	1,036,616
West Fraser Timber Company, Ltd.	26,087	2,003,553
Real estate 35.1%		360,679,844
Diversified REITs 2.1%
Charter Hall Group	144,400	1,073,757
Empire State Realty Trust, Inc., Class A	832,137	7,805,445
Essential Properties Realty Trust, Inc.	308,315	8,543,409
Merlin Properties Socimi SA	86,362	962,612
Stockland	1,155,026	3,199,149
Health care REITs 3.2%
American Healthcare REIT, Inc.	422,024	6,165,771
CareTrust REIT, Inc.	297,515	7,467,627
Welltower, Inc.	185,710	19,360,268
Hotel and resort REITs 0.8%
Invincible Investment Corp.	5,907	2,400,958
Ryman Hospitality Properties, Inc.	56,522	5,644,287
Industrial REITs 4.2%
EastGroup Properties, Inc.	22,882	3,892,228
ESR Kendall Square REIT Company, Ltd.	211,149	706,832
Goodman Group	247,262	5,704,292
Plymouth Industrial REIT, Inc.	200,459	4,285,813
Prologis, Inc.	257,151	28,880,629
Office REITs 1.1%
Derwent London PLC	67,000	1,914,373
SL Green Realty Corp.	159,714	9,046,201
Real estate management and development 5.0%
Arealink Company, Ltd.	96,400	1,038,653
CBRE Group, Inc., Class A (A)	40,357	3,596,212
Cibus Nordic Real Estate AB	136,413	2,028,513
Colliers International Group, Inc.	10,940	1,221,669
Corp. Inmobiliaria Vesta SAB de CV	382,000	1,145,060
Corp. Inmobiliaria Vesta SAB de CV, ADR (B)	96,908	2,906,271
CTP NV (C)	139,946	2,388,115
Daito Trust Construction Company, Ltd.	13,800	1,428,457
Emaar Properties PJSC	1,183,895	2,645,365
Keihanshin Building Company, Ltd.	29,677	310,409
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Kerry Properties, Ltd.	989,500	$1,721,661
LEG Immobilien SE	10,692	873,495
Mitsubishi Estate Company, Ltd.	164,700	2,592,941
Mitsui Fudosan Company, Ltd.	745,019	6,857,093
Pandox AB	122,606	2,186,129
PSP Swiss Property AG	22,226	2,853,155
Sagax AB, B Shares	73,295	1,878,264
Savills PLC	67,853	955,761
Sino Land Company, Ltd.	69,100	71,111
SRE Holdings Corp. (A)	17,000	511,018
Swire Pacific, Ltd., Class A	246,000	2,171,837
TAG Immobilien AG (A)	339,102	4,956,430
The Wharf Holdings, Ltd. (B)	347,000	975,030
Tokyo Tatemono Company, Ltd.	125,800	2,001,817
Tokyu Fudosan Holdings Corp.	346,736	2,327,474
Residential REITs 5.6%
American Homes 4 Rent, Class A	242,104	8,996,585
AvalonBay Communities, Inc.	86,545	17,905,295
Boardwalk Real Estate Investment Trust	14,626	753,511
Centerspace	63,876	4,319,934
Comforia Residential REIT, Inc.	811	1,603,659
Essex Property Trust, Inc.	60,415	16,444,963
Independence Realty Trust, Inc.	276,197	5,175,932
Sun Communities, Inc.	18,953	2,280,804
Retail REITs 5.3%
Acadia Realty Trust	296,963	5,321,577
Brixmor Property Group, Inc.	186,984	4,317,461
Frasers Centrepoint Trust	928,100	1,455,152
Fukuoka REIT Corp.	680	665,939
Hammerson PLC	5,462,506	1,915,609
Klepierre SA	146,559	3,912,828
Lar Espana Real Estate Socimi SA	190,331	1,385,713
NETSTREIT Corp.	188,102	3,028,442
Phillips Edison & Company, Inc.	114,013	3,729,365
Shaftesbury Capital PLC	1,667,644	2,916,511
Simon Property Group, Inc.	102,682	15,587,128
Tanger, Inc.	204,154	5,534,615
The Macerich Company	133,236	2,057,164
Vicinity, Ltd.	1,835,793	2,257,257
Specialized REITs 7.8%
American Tower Corp.	29,627	5,758,896
Big Yellow Group PLC	125,677	1,858,589
CubeSmart	135,565	6,123,471
Digital Core REIT Management Pte, Ltd.	2,233,169	1,269,559
Digital Realty Trust, Inc.	85,936	13,066,569
Equinix, Inc.	30,830	23,325,978
Extra Space Storage, Inc.	82,044	12,750,458
Iron Mountain, Inc.	89,780	8,046,084
Lamar Advertising Company, Class A	44,207	5,284,063
VICI Properties, Inc.	102,484	2,935,142
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities 5.7%		$59,045,618
Electric utilities 2.8%
American Electric Power Company, Inc.	36,871	3,235,062
Constellation Energy Corp.	6,102	1,222,048
Duke Energy Corp.	27,392	2,745,500
Edison International	43,119	3,096,375
EDP - Energias de Portugal SA	236,705	887,478
Enel SpA	432,572	3,001,529
Exelon Corp.	72,375	2,504,899
Iberdrola SA	234,973	3,048,758
NextEra Energy, Inc.	45,018	3,187,725
PG&E Corp.	49,467	863,694
PPL Corp.	91,201	2,521,708
The Kansai Electric Power Company, Inc.	164,321	2,759,247
Gas utilities 0.3%
Atmos Energy Corp.	26,423	3,082,243
Independent power and renewable electricity producers 0.8%
Brookfield Renewable Corp., Class A (B)	23,023	653,393
Brookfield Renewable Partners LP	89,574	2,218,748
RWE AG	111,236	3,815,991
Vistra Corp.	20,695	1,779,356
Multi-utilities 1.6%
Dominion Energy, Inc.	57,449	2,815,001
Engie SA	232,638	3,331,459
National Grid PLC	314,385	3,510,452
Public Service Enterprise Group, Inc.	38,501	2,837,524
Sempra	47,709	3,628,747
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	171,400	2,298,681

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%				$37,846,672
(Cost $37,843,633)
U.S. Government 0.0%				199,971
U.S. Treasury Bill	5.100	07-02-24	200,000	199,971

	Yield (%)	Shares	Value
Short-term funds 3.6%			36,346,701
John Hancock Collateral Trust (E)	5.2940(F)	3,635,834	36,346,701

	Par value^	Value
Repurchase agreement 0.1%		1,300,000

Goldman Sachs Tri-Party Repurchase Agreement dated 6-28-24 at 5.320% to be repurchased at $1,300,576 on 7-1-24, collateralized by $1,420,000 Federal National Mortgage Association, 2.450% due 4-1-35 (valued at $1,146,743) and $208,091 Government National Mortgage Association, 2.750% - 5.000% due 1-15-40 to 5-15-57 (valued at $179,257)	1,300,000	1,300,000

Total investments (Cost $819,225,224) 103.1%	$1,060,328,197
Other assets and liabilities, net (3.1%)	(31,581,113)
Total net assets 100.0%	$1,028,747,084

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24. The value of securities on loan amounted to $35,913,371. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,307,616 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-24:
United States	54.9%
Canada	20.0%
United Kingdom	7.0%
Japan	3.3%
Australia	3.2%
France	3.1%
Norway	1.1%
Spain	1.0%
Germany	1.0%
Other countries	5.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$8,661,050	—	$8,661,050	—
Consumer discretionary	15,363,508	$6,262,903	9,100,605	—
Consumer staples	835,629	835,629	—	—
Energy	358,598,343	285,513,025	73,085,318	—
Financials	2,855,736	2,855,736	—	—
Health care	3,323,915	3,323,915	—	—
Industrials	23,590,398	5,984,057	17,606,341	—
Information technology	11,238,610	10,203,531	1,035,079	—
Materials	178,288,874	168,905,867	9,377,184	$5,823
Real estate	360,679,844	282,704,327	77,975,517	—
Utilities	59,045,618	38,690,704	20,354,914	—
Short-term investments	37,846,672	36,346,701	1,499,971	—
Total investments in securities	$1,060,328,197	$841,626,395	$218,695,979	$5,823
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,635,834	$33,430,917	$139,558,408	$(136,638,604)	$(7,461)	$3,441	$126,302	—	$36,346,701
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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